Income Taxes - Summary of Income Tax Examinations (Details)	12 Months Ended
Dec. 31, 2022
France
Tax years subject to examination	2020 - 2022
Japan
Tax years subject to examination	2022
Taiwan
Tax years subject to examination	2022